Income Taxes - Effective tax rate Reconciliation (Details) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Income Taxes
Statutory federal income tax	$ (483)			$ (1,748,979)
Change in fair value of derivative warrant liabilities				(1,450,150)
Financing costs - derivative warrant liabilities				(2,503)
Change in valuation allowance	483			3,213,066
Income Tax Expense (Benefit)	$ 0	$ 12,573	$ 12,573	$ 11,434